Unaudited Condensed Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 719	$ 24,281	$ (13,671)	$ 11,329
Balance (in Shares) at Dec. 31, 2020		7,187,500
Sale of private placement units to Sponsor in private placement, less allocation to derivative warrant liabilities	$ 80		7,711,920		7,712,000
Sale of private placement units to Sponsor in private placement, less allocation to derivative warrant liabilities (in Shares)	800,000
Accretion of Class A ordinary shares subject to possible redemption			(7,736,201)	(18,420,577)	(26,156,778)
Net income (loss)				2,318,578	2,318,578
Balance at Dec. 31, 2021	$ 80	$ 719		(16,115,670)	(16,114,871)
Balance (in Shares) at Dec. 31, 2021	800,000	7,187,500
Net income (loss)				3,071,919	3,071,919
Balance at Mar. 31, 2022	$ 80	$ 719		(13,043,751)	(13,042,952)
Balance (in Shares) at Mar. 31, 2022	800,000	7,187,500
Balance at Dec. 31, 2021	$ 80	$ 719		(16,115,670)	(16,114,871)
Balance (in Shares) at Dec. 31, 2021	800,000	7,187,500
Net income (loss)					4,297,675
Balance at Jun. 30, 2022	$ 80	$ 719		(11,875,749)	(11,874,950)
Balance (in Shares) at Jun. 30, 2022	800,000	7,187,500
Balance at Dec. 31, 2021	$ 80	$ 719		(16,115,670)	(16,114,871)
Balance (in Shares) at Dec. 31, 2021	800,000	7,187,500
Increase in Class A ordinary shares subject to possible redemption				(3,925,100)	(3,925,100)
Net income (loss)				8,485,910	8,485,910
Balance at Dec. 31, 2022	$ 80	$ 719		(11,554,860)	(11,554,061)
Balance (in Shares) at Dec. 31, 2022	800,000	7,187,500
Balance at Mar. 31, 2022	$ 80	$ 719		(13,043,751)	(13,042,952)
Balance (in Shares) at Mar. 31, 2022	800,000	7,187,500
Increase in Class A ordinary shares subject to possible redemption				(57,754)	(57,754)
Net income (loss)				1,225,756	1,225,756
Balance at Jun. 30, 2022	$ 80	$ 719		(11,875,749)	(11,874,950)
Balance (in Shares) at Jun. 30, 2022	800,000	7,187,500
Balance at Dec. 31, 2022	$ 80	$ 719		(11,554,860)	(11,554,061)
Balance (in Shares) at Dec. 31, 2022	800,000	7,187,500
Stock compensation expense			1,701,444		1,701,444
Shareholder non-redemption agreement			2,333,639		2,333,639
Contribution from the Sponsor			(2,333,639)		(2,333,639)
Increase in Class A ordinary shares subject to possible redemption			(1,406,202)		(1,406,202)
Net income (loss)				(1,014,827)	(1,014,827)
Balance at Mar. 31, 2023	$ 80	$ 719	295,242	(12,569,687)	(12,273,646)
Balance (in Shares) at Mar. 31, 2023	800,000	7,187,500
Balance at Dec. 31, 2022	$ 80	$ 719		(11,554,860)	(11,554,061)
Balance (in Shares) at Dec. 31, 2022	800,000	7,187,500
Net income (loss)					(1,238,844)
Balance at Jun. 30, 2023	$ 80	$ 719	115,508	(12,793,704)	(12,677,397)
Balance (in Shares) at Jun. 30, 2023	800,000	7,187,500
Balance at Mar. 31, 2023	$ 80	$ 719	295,242	(12,569,687)	(12,273,646)
Balance (in Shares) at Mar. 31, 2023	800,000	7,187,500
Increase in Class A ordinary shares subject to possible redemption			(179,734)		(179,734)
Net income (loss)				(224,017)	(224,017)
Balance at Jun. 30, 2023	$ 80	$ 719	$ 115,508	$ (12,793,704)	$ (12,677,397)
Balance (in Shares) at Jun. 30, 2023	800,000	7,187,500